Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property and Equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2017	$6,301	$3,115,242	$250,165	$45,170	$29,607	$44,981	$6,593	$3,498,059
Transfer of pre-delivery payments	—	28,674	(28,674)	—	—	—	—	—
Additions	—	158,557	192,196	1,461	3,392	1,614	5,246	362,466
Disposals	—	(54,114)	(54)	(228)	(711)	—	—	(55,107)
Reclassifications	—	3,870	—	1,950	(4,764)	3,448	(6,061)	(1,557)

Balance at December 31, 2017	$6,301	$3,252,229	$413,633	$48,353	$27,524	$50,043	$5,778	$3,803,861
Transfer of pre-delivery payments	—	156,305	(156,305)	—	—	—	—	—
Additions	—	228,302	216,732	5,434	3,773	3,388	10,795	468,424
Disposals	—	(20,737)	—	(128)	(393)	(6,246)	(10)	(27,514)
Assets held for sale	—	(164,201)	—	—	—	—	—	(164,201)
Reclassifications	—	(2,371)	—	77	14	2,219	(2,310)	(2,371)

Balance at December 31, 2018	$6,301	$3,449,527	$474,060	$53,736	$30,918	$49,404	$14,253	$4,078,199
Transfer of pre-delivery payments	—	78,143	(78,143)	—	—	—	—	—
Additions	—	109,286	67,357	2,693	2,450	3,269	4,436	189,491
Disposals	—	(184,685)	—	(102)	(570)	(134)	(340)	(185,831)
Assets held for sale	—	(413,677)	—	—	—	—	—	(413,677)
Reclassifications	—	—	—	10	—	12,752	(12,762)	—

Balance at December 31, 2019	$6,301	$3,038,594	$463,274	$56,337	$32,798	$65,291	$5,587	$3,668,182
Accumulated depreciation -
Balance at January 1, 2017	$—	$(999,461)	$—	$(31,865)	$(25,581)	$(26,179)	$—	$(1,083,086)
Depreciation for the year	—	(148,188)	—	(3,811)	(2,192)	(4,505)	—	(158,696)
Disposals	—	51,233	—	200	704	—	—	52,137
Reclassifications	—	(1,335)	—	(1,540)	4,110	(1,235)	—	—

Balance at December 31, 2017	$—	$(1,097,751)	$—	$(37,016)	$(22,959)	$(31,919)	$—	$(1,189,645)
Depreciation for the year	—	(147,980)	—	(3,783)	(2,506)	(5,038)	—	(159,307)
Disposals	—	16,876	—	118	379	6,396	—	23,769
Assets held for sale	—	75,556	—	—	—	—	—	75,556
Reclassifications	—	268	—	—	—	—	—	268
Impairment	—	(130,709)	—	—	—	—	—	(130,709)

Balance at December 31, 2018	$—	$(1,283,740)	$—	$(40,681)	$(25,086)	$(30,561)	$—	$(1,380,068)
Depreciation for the year	—	(148,832)	—	(3,292)	(2,938)	(5,757)	—	(160,819)
Disposals	—	178,168	—	102	518	—	—	178,788
Assets held for sale	—	226,319	—	—	—	—	—	226,319

Balance at December 31, 2019	$—	$(1,028,085)	$—	$(43,871)	$(27,506)	$(36,318)	$—	$(1,135,780)
Carrying amounts -
At December 31, 2017	$6,301	$2,154,478	$413,633	$11,337	$4,565	$18,124	$5,778	$2,614,216

At December 31, 2018	$6,301	$2,165,787	$474,060	$13,055	$5,832	$18,843	$14,253	$2,698,131

At December 31, 2019	$6,301	$2,010,509	$463,274	$12,466	$5,292	$28,973	$5,587	$2,532,402

Summary of assets held for sale	At 31 December 2019, the assets held for sale comprised the following assets:

Assets	2019	2018
Flight equipment	$109,665	40,330
Expendable parts and supplie s	10,341	—

	$120,006	$40,330